BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

NOTE 21 – BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

a)    Remuneration of key management personnel:

The remuneration of key management personnel (directors and members of executive officers) for the years ended 31 December 2024, 2023 and 2022 are as follows;

	2024	2023	2022

Salaries and other short-term employee benefits	1,009,585	861,224	1,194,688

Salaries and other short-term employee benefits include equity settled share-based payments amounting to TRY179,945 thousand in 2024 (2023: Equity settled share-based payments amounting to TRY153,622 thousand).

b)    Balances with related parties at 31 December 2024 and 2023:

All related parties listed below are controlled by the Doğan Family members.

Due from related parties:

	2024	2023

Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	10,368	683
D Elektronik Şans Oyunları ve Yayıncılık A.Ş. (“Nesine”)	2,586	11,793
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş. (“Doğan Burda”)	509	448
Other	1,096	333

	14,559	13,257

NOTE 21 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

b)    Balances with related parties at 31 December 2023 and 2022: (Continued)

Amounts due from other related parties mainly resulted from sale of trade goods.

Due to related parties:

	2024	2023

Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	10,814	2,641
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	705	836
Doğan Portal ve Elektronik Ticaret A.Ş.	58	651
Doğan Müzik Yapım ve Ticaret A.Ş.	—	537
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	201	530
Other	1,163	1,502

	12,941	6,697

Amounts due to related parties mainly resulted from purchase of inventories, advertising services, head quarter rentals and payables due to merchant financing arrangements.

c)    Significant sales to and purchases from related parties for the years ended 31 December 2024, 2023 and 2022:

All related parties listed below are controlled by the Doğan Family members.

Service and product sales to related parties:

	2024	2023	2022

Nesine	16,173	19,430	13,861
Doğan Yayıncılık	4,979	6,353	5,258
Doğan Dış Ticaret	4,243	3,413	3,157
Doğan Burda	3,792	4,223	4,468
Otomobilite Motorlu Araçlar Ticaret A.Ş	2,304	2,641	—
Değer Merkezi Hizmetler ve Yönetim A.Ş.	2,033	2,378	3,039
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”)	2,033	1,637	4,760
Aydın Doğan Vakfı	1,436	206	81
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	1,318	689	568
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	1,224	2,235	3,060
Milta Turizm İşletmeleri A.Ş.	732	835	839
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	528	149	1,922
Suzuki Motorlu Araçlar Pazarlama A.Ş.	331	1,285	452
Other	5,187	5,112	4,994

	46,313	50,586	46,459

NOTE 21 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

c)    Significant sales to and purchases from related parties for the years ended 31 December 2024, 2023 and 2022: (Continued)

Service and product purchases from related parties:

	2024	2023	2022

Doğan Dış Ticaret	394,595	281,771	229,263
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	51,758	65,308	56,497
Doğan Yayıncılık	24,126	21,338	26,525
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	6,433	7,519	8,193
Doğan Burda	929	3,360	2,726
Karel Elektronik Sanayi ve Ticaret A.Ş	920	—	—
Milta Turizm İşletmeleri A.Ş.	645	1,822	632
Doğan Müzik Yapım ve Ticaret A.Ş.	536	1,037	746
Değer Merkezi Hizmetler ve Yönetim A.Ş.	40	6	—
Doğan Portal	26	1,558	1,766
Nesine	23	—	1,542
Other	1,973	302	1,509

	482,004	384,021	329,399

Purchase of treasury shares

Purchase of treasury shares from TurkCommerce B.V. which is shareholder of the Group was separately disclosed in Note 15 and it is not included in the above purchases from related parties.